SHORT-TERM AND LONG-TERM BANK LOANS, LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES - LIQUIDITY AND INTEREST RISKS (Details) - CNY (¥)		3 Months Ended
	Sep. 12, 2016	Dec. 31, 2016	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Corporate bonds guaranteed by Sinopec Group Company			¥ 17,902,000,000
182-day corporate bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross notional amount of non-derivative instruments	¥ 6,000,000,000
Notional amount of non-derivative instruments	¥ 100
Effective cost of corporate bonds per annum		2.54%